As filed with the Securities and Exchange Commission on February 24, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
205,961	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	206,085

Total Asset Backed Obligations (Cost $205,961)					206,085

Collateralized Loan Obligations - 0.5%
1,000,000	Apidos Ltd., Series 2014-18A-D	6.08%	#^	07/22/2026	960,097
250,000	Babson Ltd., Series 2014-3A-E2	7.38%	#^	01/15/2026	239,483
250,000	ING Ltd., Series 2013-1A-D	5.88%	#^	04/15/2024	234,843
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.50%	#^	11/14/2026	498,789
250,000	Octagon Investment Partners Ltd., Series 2014-1A-E2	7.63%	#^	11/25/2025	249,135
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	7.18%	#^	11/25/2025	210,714

Total Collateralized Loan Obligations (Cost $2,385,000)					2,393,061

Non-Agency Commercial Mortgage Backed Obligations - 4.0%
182,000	Banc of America Commercial Mortgage Trust, Series 2007-4-B	5.81%	#^	02/10/2051	181,522
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	476,706
500,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	500,514
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.39%	#^	12/15/2027	501,051
425,000	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	434,125
400,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	405,778
500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.71%	#^	12/10/2049	507,575
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	395,008
250,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	250,271
271,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	1.35%	#^	12/10/2049	264,612
411,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^	10/15/2045	273,091
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	248,169
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.35%	#^	02/10/2035	496,946
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	#^	03/10/2048	398,018
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	382,134
446,951	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.09%	#^	11/12/2043	451,878
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.80%	#^	04/15/2050	411,883
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	345,894
375,537	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	375,418
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	251,908
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	109,707
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	201,243
249,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	5.70%	#^	10/15/2033	251,778
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	363,329
500,000	LMREC, Inc., Series 2015-CRE1-A	2.27%	#^	02/22/2032	501,978
425,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	412,784
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	249,379
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	320,003
740,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	737,618
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	491,075
500,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.79%	#^	08/15/2045	501,933
496,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.07%	#	06/15/2045	496,327
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	303,131
5,684,947	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	5,561,010
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	356,791

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $19,106,448)					18,410,587

Non-Agency Residential Collateralized Mortgage Obligations - 92.9%
2,825,691	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	2,804,039
9,878,607	Alternative Loan Trust, Series 2005-79CB-A1	1.31%	#	01/25/2036	6,445,592
9,878,606	Alternative Loan Trust, Series 2005-79CB-A2	4.19%	# I/O I/F	01/25/2036	1,460,919
4,743,026	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	4,674,777
2,701,878	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	#	01/25/2037	2,307,878
9,015,644	BCAP LLC Trust, Series 2011-RR4-5A8	6.29%	#^	08/26/2037	8,702,635
8,104,709	BCAP LLC Trust, Series 2011-RR4-I-4A8	6.37%	#^	08/26/2037	7,805,613
10,046,739	Bear Stearns ARM Trust, Series 2006-2-2A1	3.24%	#	07/25/2036	9,726,887
7,834,071	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.17%	#	01/25/2036	6,938,366
5,346,875	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.37%	#	07/25/2036	4,462,968
6,825,485	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#	12/25/2036	6,582,298
2,996,198	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1	0.99%	#	04/25/2036	2,869,812
3,596,288	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,998,902
6,703,435	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	5,482,602
599,148	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	485,103
4,843,121	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17	4.89%	# I/O I/F	09/25/2036	933,210
8,991,449	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.90%	#	03/25/2037	7,729,107
4,843,121	CHL Mortgage Pass-Through Trust 2006-13, Series 2006-13-1A3	1.36%	#	09/25/2036	2,877,611
4,000,000	CIM Trust, Series 2016-1RR-B2	10.66%	#^	07/26/2055	3,535,680
3,000,000	CIM Trust, Series 2016-2RR-B2	11.11%	#^	02/27/2056	2,668,718
3,000,000	CIM Trust, Series 2016-3RR-B2	11.38%	# ^	02/27/2056	2,668,937
2,047,169	Citigroup Mortgage Loan Trust, Series 2007-AR8-1A1A	3.26%	#	08/25/2047	1,827,807
2,358,768	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	2,292,028
3,502,174	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.31%	#^	04/25/2036	2,649,830
20,885,783	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3	1.26%	#	05/25/2037	15,241,697
20,885,783	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4	4.84%	# I/O I/F	05/25/2037	3,363,256
5,856,000	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	5,114,060
3,990,777	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	3,485,156
6,532,878	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	5,937,552
6,001,000	Colony American Homes, Series 2014-2A-E	3.96%	#^	07/17/2031	6,041,911
1,232,280	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,327,000
2,266,187	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	1,848,980
2,092,974	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,849,965
3,231,357	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,081,816
6,265,336	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	5,932,679
489,440	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	493,158
2,496,527	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	2,054,734
5,800,853	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	4,817,895
2,214,377	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,802,328
5,834,156	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	4,802,347
3,777,507	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	2,677,890
1,884,851	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,457,586
2,599,672	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	2,231,784
7,158,972	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	6,145,883
1,938,681	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,711,049
1,514,733	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,323,571
1,144,359	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	1,106,673
216,569	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	184,700
1,338,797	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,179,167
3,090,216	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	2,666,345
3,948,639	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	3,402,352
1,005,302	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	853,976
736,421	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	594,729
3,041,915	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	2,894,688
1,422,354	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	929,755
1,467,546	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,100,906
1,955,692	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,741,448
7,309,117	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	5,866,558
2,647,954	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	2,625,836
7,559,568	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	6,339,807
1,749,237	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	1,471,020
652,978	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	566,469
6,730,671	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.02%	#^	09/26/2036	6,232,187
3,984,636	First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	3,613,512
1,537,231	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,321,656
4,072,571	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	3,189,432
4,225,796	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,351,488
416,747	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	383,643
2,989,527	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	2,494,857
10,101,801	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1	1.94%	#	10/25/2045	7,839,686
807,941	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	669,737
2,852,179	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	2,660,718
5,088,247	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	4,844,132
3,902,798	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	2,613,492
2,121,073	Impac Secured Assets Trust, Series 2006-5-1A1B	0.96%	#	02/25/2037	1,839,185
7,010,302	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	6,184,341
5,173,198	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	4,369,489
723,500	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	646,145
3,942,356	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	3,223,941
4,403,201	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	3,755,511
1,997,517	Lavender Trust, Series 2010-R11A-A4	6.25%	^	10/26/2036	1,645,906
1,009,523	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,002,091
2,526,005	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,937,563
2,028,700	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,667,087
1,687,844	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,492,483
12,234,589	New Century Home Equity Loan Trust, Series 2006-1-A2B	0.94%	#	05/25/2036	10,279,248
4,760,315	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,672,153
1,890,368	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,394,764
13,098,030	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C	1.03%	#	07/25/2036	8,228,861
786,356	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	755,379
1,759,049	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,671,131
3,442,637	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	3,186,212
756,189	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	534,815
6,875,870	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	5,962,615
2,400,269	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,029,156
5,650,441	Residential Accredit Loans, Inc., Series 2007-QA5-3A1	6.24%	#	09/25/2037	4,607,218
1,726,811	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,468,035
14,350,632	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	4.69%	# I/F I/O	01/25/2037	2,321,449
14,350,632	Residential Accredit Loans, Inc., Series 2007-QS1-1A5	1.31%	#	01/25/2037	10,013,292
1,146,332	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	921,480
4,229,801	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI5	5.98%	#	07/25/2034	4,051,318
3,688,202	Residential Asset Securities Corporation, Series 2007-KS3-AI3	1.01%	#	04/25/2037	3,537,832
5,514,287	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,892,700
2,037,712	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,805,245
167,920	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	159,059
2,064,532	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.19%	#	08/25/2036	1,814,924
350,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	352,947
6,565,579	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF	1.16%	#	11/25/2036	4,627,121
3,870,388	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.10%	#	10/25/2037	3,268,123
10,579,141	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.35%	#	12/25/2035	9,925,328
8,261,519	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1	0.94%	#	07/25/2046	6,870,449
8,625,443	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3	0.95%	#	07/25/2046	6,293,032
7,393,201	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2	0.97%	#	10/25/2036	6,175,280
903,388	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	3.39%	#	09/25/2037	899,660
5,700,740	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	# ^	07/27/2036	5,690,814
5,003,784	VOLT LLC, Series 2015-NPL8-A1	3.50%	#^	06/26/2045	5,025,739
2,693,260	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,559,710
6,189,544	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	4,983,718
4,366,621	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	3,699,720
446,037	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	419,123
5,459,655	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	5,247,701
1,789,494	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,599,345
3,247,387	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.20%	#	04/25/2036	2,980,937
1,024,248	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	1,042,133
1,713,714	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	1,715,534

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $443,749,818)					428,859,627

US Government / Agency Mortgage Backed Obligations - 0.1%
346,893	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	5.58%	#^	07/25/2023	350,271

Total US Government / Agency Mortgage Backed Obligations (Cost $346,893)					350,271

Short Term Investments - 2.8%
4,350,091	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	◆		4,350,091
4,350,092	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	◆		4,350,092
4,350,092	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	◆		4,350,092

Total Short Term Investments (Cost $13,050,275)					13,050,275

Total Investments - 100.4% (Cost $478,844,395)					463,269,906
Liabilities in Excess of Other Assets - (0.4)%					(1,843,361)

NET ASSETS - 100.0%					$461,426,545

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $90,406,089 or 19.6% of net assets.

#	Variable rate security. Rate disclosed as of December 31, 2016.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

◆	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$478,844,395

Gross Tax Unrealized Appreciation	2,315,655
Gross Tax Unrealized Depreciation	(17,890,144)

Net Tax Unrealized Appreciation (Depreciation)	$(15,574,489)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.9%
Non-Agency Commercial Mortgage Backed Obligations	4.0%
Short Term Investments	2.8%
Collateralized Loan Obligations	0.5%
US Government / Agency Mortgage Backed Obligations	0.1%
Asset Backed Obligations	0.1%
Other Assets and Liabilities	(0.4)%

100.0%

Summary of Fair Value Disclosure December 31, 2016 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20161:

Category
Investments in Securities
Level 1
Money Market Funds	$13,050,275

Total Level 1	13,050,275
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	423,583,961
Non-Agency Commercial Mortgage Backed Obligations	18,137,496
Collateralized Loan Obligations	2,393,061
US Government / Agency Mortgage Backed Obligations	350,271
Asset Backed Obligations	206,085

Total Level 2	444,670,874
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	5,275,666
Non-Agency Commercial Mortgage Backed Obligation	273,091

Total Level 3	5,548,757

Total	$463,269,906

See the Schedule of Investments for further disaggregation of investment categories.

[1]	There were no transfers into or out of Levels 1, 2 or 3 during the period ended December 31, 2016.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2016	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales[2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 12/31/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2016[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,645,257	$74,251	$27,549	$135,125	$172	$(606,688)	$-	$-	$5,275,666	$27,549
Non-Agency Commercial Mortgage Backed Obligation	-	-	518	1,313	271,260	-	-	-	273,091	-

Total	$5,645,257	$74,251	$28,067	$136,438	$271,432	$(606,688)	$-	$-	$5,548,757	$27,549

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2016 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2016 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$5,275,666	Market Comparables	Market Quotes	$74.45 - $99.16	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligation	273,091	Market Comparables	Yields	7.90%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 22, 2017

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	February 22, 2017